THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND
                           INSTITUTIONAL CLASS SHARES

      SUPPLEMENT DATED AUGUST 23, 2005 TO THE PROSPECTUS DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

 ------------------------------------------------------------------------------

Effective September 1, 2005, Institutional Class Shares of the Analytic Defensive Equity Fund (the "Fund") will be closed to new investors. Existing shareholders of Institutional Class Shares of the Fund may continue to make additional investments in Institutional Class Shares of the Fund, and reinvest dividends and capital gains distributions.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
























                                                                ANA-SK-002-0100

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND

                     SUPPLEMENT DATED AUGUST 23, 2005 TO THE
          STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

The SAI is hereby amended and supplemented as follows:

Under the heading "The Distributor" beginning on page S-37, the information under the sub-heading "Dealer Reallowances" is replaced with the following:

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A shares.

--------------------------------------- ------------------------------------------------------------------------------
        FUND                                        DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                        ------------------------------------------------------------------------------
                                        -------------- ------------- ---------------- --------------- ----------------
                                          Less than      $100,000     $250,000 but     $500,000 but   $1,000,000 and
                                                         but less       less than       less than          over
                                                           than         $500,000        $1,000,000
                                          $100,000       $250,000

                                        -------------- ------------- ---------------- --------------- ----------------
Defensive Equity Fund                       5.00%         3.75%           2.75%           1.75%              *
--------------------------------------- -------------- ------------- ---------------- --------------- ----------------

* PURCHASES OF CLASS A SHARES OVER $1,000,000. The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1,000,000: 1% on amounts to $5 million, 0.50% on amounts over $5 million to $10 million, and 0.25% on amounts over $10 million.

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                ANA-SK-003-0100